Intangible Assets	12 Months Ended
Dec. 31, 2017
Intangible Assets [Abstract]
Intangible Assets
Note 9 -	Intangible Assets

		Computer	Right of use	Customer relationships
		software	in cellular	and
	Goodwill	and licenses	frequencies	brand names	Others	Total
	NIS	NIS	NIS	NIS	NIS	NIS
Cost
Balance as at January 1, 2016	3,066	1,592	480	7,479	269	12,886
Acquisitions or additions from independent development	-	187	-	-	11	198
Disposals	-	-	-	-	(11)	(11)

Balance as at December 31, 2016	3,066	1,779	480	7,479	269	13,073

Balance as at January 1, 2017	3,066	1,779	480	7,479	269	13,073
Acquisitions or additions from independent development	-	227	-	-	-	227
Disposals	-	-	-	-	(48)	(48)

Balance as at December 31, 2017	3,066	2,006	480	7,479	221	13,252

Amortization and impairment losses
Balance as at January 1, 2016	-	1,009	205	4,339	215	5,768
Amortization for the year	-	229	37	487	24	777
Disposals	-	-	-	-	(6)	(6)

Balance as at December 31, 2016	-	1,238	242	4,826	233	6,539

Balance as at January 1, 2017	-	1,238	242	4,826	233	6,539
Amortization for the year	-	218	29	530	9	786
Disposals	-	-	-	-	(42)	(42)
Impairment losses	129	-	-	-	-	129

Balance as at December 31, 2017	129	1,456	271	5,356	200	7,412

Carrying amounts
As at January 1, 2016	3,066	583	275	3,140	54	7,118
As at December 31, 2016	3,066	541	238	2,653	36	6,534
As at December 31, 2017	2,937	550	209	2,123	21	5,840

Total value of goodwill attributable to each cash-generating unit:

	December 31
	2016	2017
	NIS	NIS
Domestic fixed-line communications	1,548	1,548
Cellular telephone	1,205	1,163
Multi-channel television (DBS)	120	33
International communications and internet services	181	181
Others	12	12

Total	3,066	2,937

Goodwill impairment testing

For the purpose of impairment testing, goodwill is allocated to the Group’s cash generating units (“CGU”) which represent the lowest level within the Group at which the goodwill is monitored for internal management purposes. Several goodwill balances result from the requirement to recognize a deferred tax liability on business combination, calculated as the difference between the tax effect of the fair value of the acquired assets and liabilities, and their tax bases. For the purpose of testing this goodwill for impairment, any of the related deferred tax liabilities recognized on acquisition that remain at the balance sheet date are treated as part of the carrying amount of the relevant CGU. The annual impairment test date is December 31.

The recoverable amount of each CGU was calculated as its value in use which was based on the Discounted Cash Flow method under the Income Approach.

Domestic fixed-line communications (Bezeq Fixed Line) -

The value in use for Bezeq Group of a domestic fixed line cash-generating unit was calculated using the future discounted cash flow (DCF) method, based on the expected cash flow for the next five years. The expected cash flow is based on results of the domestic fixed-line communications segment in recent years, taking into account the commercial effect of opening up the wholesale internet market and the expected reform in connection with wholesale telephony services. Main assumptions underlying the forecast: An erosion in the number of subscribers and monthly average revenue per user in the telephony segment, an increase in the number of subscribers and in monthly average revenue per user in the internet services segment, stability in the other services provided by the fixed-line segment, and the development of new revenue channels. The revenue forecast is based on assumptions about the number of users and average revenue per user of internet infrastructure, the number of users and average revenue per user of telephony services, and revenue from transmission, data communication and other revenue. The effect of the elimination of the structural separation on the domestic fixed-line communication segment was not taken into account.

The operating, sales, marketing and investment expenses were adjusted for domestic-fixed line communication operations. The nominal capital price taken into account was 7.5% (after tax). In addition, a permanent growth rate of 1% was assumed. The valuation was prepared by an external appraiser. Based on this valuation, the Group was not required to record amortization for impairment of a fixed line domestic communications cash-generating unit.

Cellular telephone (Pelephone) -

The value in use for Bezeq Group of a cellular cash-generating unit was calculated using the future discounted cash flow (DCF) method, based on the expected cash flow for the next five years. The expected cash flow is based on Pelephone’s results in recent years, such that future growth and market shares are affected by directions in the cellular market, such as price competition, regulation and the operation scope of the new cellular operators. The revenue forecast is based on assumptions regarding the number of users, average revenue per user, and sales of terminal equipment. The main assumption underlying the forecast is the recovery in Pelephone’s business activity in 2019, due to the expected stabilization of the market and the start of competitive balance.

The operating, sales, marketing and investment expenses were adjusted for Pelephone’s volume of operations. The nominal capital price taken into account was 10% (after tax). In addition, a permanent nominal growth rate of 2.5% was assumed.

The valuation was prepared by an external appraiser. Based on the above valuation, the carrying amount of the cellular telephone CGU is NIS 137 million higher than its recoverable amount of NIS 5,561 million. Consequently, an impairment loss of NIS 42 million attributable to shareholders was recognized. Due to the impairment of the CGU, the recoverable amount is the same as the carrying amount. The impairment loss was attributed in full to goodwill and was included under other income and expenses in the statement of income.

The circumstances that led to the recognition of an impairment loss are the lower revenues resulted from a lower ARPU forecast as a result of the price competition in the cellular market. The forecast also assumes a lower decrease in the expenses of the cellular telephone CGU, as a result of efficiency measures taken by management, however, it does not fully compensate for the expected decrease in the CGU’s revenues.

Multi-channel television (DBS) -

The value in use for Bezeq Group of a multichannel television cash-generating unit was calculated using the discounted cash flow (DCF) method, based on cash flow forecasts from the operation for the next five years. The cash flow forecast is based on assessments regarding the development of the multi-channel television market in general and the operations of DBS in this market in particular. The valuation includes assumptions regarding the intensity of competition in the market, price levels and the regulatory environment. A key assumption of the forecast is that in the medium term, the intensity of competition in the market will decrease in a manner that will affect the churn rate of subscribers and price levels. The operating, sales, marketing and investment expenses were adjusted to the volume of DBS’s operations. The nominal capital price used was 8.5% (after tax). In addition, a permanent growth rate of 1% was assumed.

The valuation was prepared by an external appraiser. Based on the above valuation, the carrying amount of the multi-channel television sector is NIS 87 million higher than the recoverable amount of NIS 1,346 million. Consequently, an impairment loss of NIS 87 million was recognized. Due to the impairment of the cash-generating unit, the recoverable amount is the same as the carrying amount. The impairment loss was attributed in full to goodwill and was included under other income and expenses in the statement of income.

The events and circumstances that led to recognition of the impairment loss are the expectation that DBS’s revenues will continue to decline significantly in the short term, despite the positive contribution of the Sting TV service and due to the loss of satellite subscribers and the decrease in ARPU. The forecast assumes a decrease in the expenses of DBS, as a result of efficiency measures in most of its activities, however, this is not expected to fully compensate for the expected decrease in revenue. These, combined with relatively high capital investment throughout the forecast period, generated negative cash flows in the short term and improved DBS’s cash production capacity in the mid-term as the intensity of competition in the market decreases.

International communications and Internet services (Bezeq International) -

The value in use for the Group’s international communications and Internet services CGU was calculated using the discounted cash flow method, based on the expected cash flow for the next five years. The expected cash flow is based on the results of Bezeq International in recent years, such that future growth and market shares are affected by directions both in the international communications and Internet services markets, such as competition, regulation, and the wholesale market. The revenue forecast is based on assumptions regarding the number of users and average revenue per user (“ARPU”). The main assumption underlying the forecast is a decrease in ARPU due to the expected increase in competition in the coming years as a result of the wholesale market in the Internet services business line along with a decrease in retail users which will partially be offset by an increase in wholesale users. In addition, revenues of the International communications business are also expected to decrease as a result of increased use of cellular phones and other communication solutions.

In addition, the revenue forecast is based on assumptions of an increase in wholesale revenues along with an increase in revenues from value added services.

The operating, sales, marketing and investment expenses were adjusted for the volume of operations of Bezeq International. The price of nominal capital used is 10% (after tax). In addition, it was assumed that the permanent growth will be 2%. The valuation was made by an independent appraiser. Based on this valuation, the Group was not required to record impairment of the international communications and Internet services CGU.